Document and Entity Information	0 Months Ended
Oct. 10, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 10, 2013
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Oct. 10, 2013
Document Effective Date	Oct. 10, 2013
Prospectus Date	Oct. 10, 2013
Institutional Class Prospectus | DSM Global Growth & Income Fund | Institutional Class
Risk/Return:
Trading Symbol	DSMYX